CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]
Beginning Balance at Dec. 31, 2013	$ (40,356)	$ 4,495	$ 20,927	$ (58,625)	$ (7,153)
Beginning Balance, shares at Dec. 31, 2013		8,041,698
Issuance of common stock	20	$ 12	8
Issuance of common stock, shares		20,000
Stock based compensation	14		$ 14
Net income (loss)	(2,550)			$ (2,550)
Translation adjustment	(53)				$ (53)
Ending Balance at Jun. 30, 2014	(42,925)	$ 4,507	$ 20,949	$ (61,175)	$ (7,206)
Ending Balance, shares at Jun. 30, 2014		8,061,698
Net income (loss)	3,981			$ 3,981
Translation adjustment	(115)				$ (115)
Ending Balance at Dec. 31, 2014	$ (39,059)	$ 4,507	$ 20,949	$ (57,194)	$ (7,321)
Ending Balance, shares at Dec. 31, 2014	8,061,698	8,061,698
Net income (loss)	$ (4,254)			$ (4,254)
Translation adjustment	(159)				$ (159)
Ending Balance at Jun. 30, 2015	$ (43,472)	$ 4,507	$ 20,949	$ (61,448)	$ (7,480)
Ending Balance, shares at Jun. 30, 2015	8,061,698	8,061,698